STATEMENTS OF CONSOLIDATED INCOME (Parentheticals) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense (benefit) associated with discontinued operations	$ 46	$ (9)	$ 49
CenterPoint Energy Resources Corp.
Income tax expense (benefit) associated with discontinued operations	$ 17	$ 37	$ 153